Other Investments - Tabular Disclosure of Other Investments (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current Investments [Abstract]
Current investments	S/ 30,237	S/ 100,228	S/ 93,132
Non current investments [Abstract]
Non-current investments	702	282	289
Current
Current Investments [Abstract]
Sovereign debt securities - at FVOCI	30,237	100,228	93,132
Current investments	30,237	100,228	93,132
Non current investments [Abstract]
Sovereign debt securities - at FVOCI	30,237	100,228	93,132
Non current
Current Investments [Abstract]
Sovereign debt securities - at FVOCI	702	282	289
Non current investments [Abstract]
Sovereign debt securities - at FVOCI	702	282	289
Non-current investments	S/ 702	S/ 282	S/ 289